Share-based payment obligation (Details)			1 Months Ended	12 Months Ended
	Oct. 14, 2021	Jul. 10, 2019 $ / shares	Mar. 31, 2023	Dec. 31, 2022 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options		$ 0
LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options		$ 0
Percentage of shares awarded in the event of initial public offering		66.70%
Percentage of shares not automatically awarded in event of initial public offering, subject to performance conditions		33.30%
Share options subject to performance conditions, annual vesting percentage if target achieved	50.00%
Percentage of outstanding options converted to shares	66.70%			33.30%
Number of share options expired | Option				0
5% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options subject to performance conditions, annual vesting percentage if target achieved		50.00%
Measurement period for share-based payment arrangement		12 months
Adjusted EBITDA growth and adjusted funds from operations percentage		5.00%
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options subject to performance conditions, annual vesting percentage if target achieved		50.00%
Measurement period for share-based payment arrangement		12 months
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted EBITDA growth and adjusted funds from operations percentage		5.00%
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjusted EBITDA growth and adjusted funds from operations percentage		10.00%
Forecast | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options subject to performance conditions, annual vesting percentage if target achieved			50.00%